GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS Gain on sale of subsidiaries and disposal groups - Narrative (Details)	Dec. 31, 2018
SFL Deepwater [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage held in consolidated subsidiary sold to a third party	100.00%